Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and accrued income other than contract assets [abstract]
Rents	R$ 54,327	R$ 30,400
Advertising and publicity	28,410	17,752
Deferred stock plan, net	4,399	9,900
Insurance premiums	26,917	58,675
Software maintenance	19,863	24,233
Employee benefits	8,362	8,924
IPVA and IPTU	1,553	2,632
Contribution - private pension fund (see Note 21.a)	19,831	36,068
Other prepaid expenses	5,730	14,045
Prepaid expenses	169,392	202,629
Current	98,024	132,122
Non-current	R$ 71,368	R$ 70,507